2012 Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share Based Compensation Arrangement by Share Based Payment Award Options Vested Over Three Years	The options vest over three years as follows:
Options vested on November 12, 2013	190,000
Options vesting on November 12, 2014	142,500
Options vesting on November 12, 2015	142,500

475,000

The options vest over three years as follows:
Options vested on November 12, 2013	190,000
Options vesting on November 12, 2014	142,500
Options vesting on November 12, 2015	142,500

475,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair values for the options, all of which were granted in 2013, were determined using the Black-Scholes-Merton option pricing model with the following assumptions:

Dividend yield	0.00%
Risk-free interest rates	2.80%
Expected volatility	72.68%
Expected term (in years)	10

The fair values for the options granted in 2013 were determined using the Black-Scholes Merton option pricing model with the following assumptions:

	For the years ended
	December 31,
	2013	2012

Dividend yield	0.00%	0.00%
Risk-free interest rates	2.80%	N/A
Expected volatility	72.68%	N/A
Expected term (in years)	10	N/A

Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes the stock option activity for the year ended December 31, 2013:

Weighted
Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number	Exercise	Life (In	Intrinsic
	of Shares	Price	Years)	Value

Balances at December 31, 2012	-	-	-	-

Options granted during 2013	475,000	$0.89	-	-

Options exercised during 2013	-	-	-	-

Options forfeited/cancelled during 2013	-	-	-	-

Balances at December 31, 2013	475,000	$0.89	9.88	$4,750.00